Pension Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined contribution, employer contributions	$ 0.2	$ 0.2
Dutch Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial loss recognied in Accumulated Other Comprehensive Income	(0.3)
Discount rate	4.00%	4.00%
Defined beneft plans liability	4.6
Irish Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial loss recognied in Accumulated Other Comprehensive Income	(0.2)
Discount rate	3.90%	4.20%
Defined beneft plans liability	$ 3.3